Headline Earnings (loss) Dilutive Shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	413,711,485	410,750,435	411,412,947
Fully vested options (in shares)	3,007,509	4,720,517	5,709,208
Weighted average number of shares (in shares)	416,718,994	415,470,952	417,122,155
Dilutive potential of share options (in shares)	355,659	0	257,250
Dilutive number of ordinary shares (in shares)	417,074,653	415,470,952	417,379,405